PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,111
Computer equipment	514,059	734,664	118,406
Furniture and fixtures	9,185	8,391	1,352
Leasehold improvements	19,725	19,371	3,122
Motor vehicles	6,295	9,296	1,498

	562,364	784,822	126,489
Less: accumulated depreciation	(321,662)	(365,936)	(58,977)
Less: accumulated impairment	(52)	—	—

	240,650	418,886	67,512

For the years ended December 31, 2012, 2013 and 2014, depreciation expenses were RMB59,890,000 RMB59,876,000 and RMB94,826,000 (US$15,283,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2012	2013	2014
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	51,911	45,581	79,348	12,788
Sales and marketing expenses	712	280	198	32
General and administrative expenses	1,171	5,706	5,796	934
Research and development expenses	6,096	8,309	9,484	1,529

	59,890	59,876	94,826	15,283

The Company accounted for the leases of certain computer equipment and optical fibers as capital leases as the respective lease contracts included a bargain purchase option. The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	13,100	2,111
Computer equipment	—	37,728	6,081

	13,100	50,828	8,192
Less: accumulated depreciation	(3,875)	(7,398)	(1,192)

	9,225	43,430	7,000

Depreciation of property and equipment held under capital leases was RMB8,219,000, RMB655,000 and RMB3,523,000 (US$568,000) for the years ended December 31, 2012, 2013 and 2014, respectively.